Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 3,980	$ 549
Demonstration units	224	0
Other	847	847
Prepaid and other current assets	$ 5,051	$ 1,396